Retirement Plans - Summary of Pension Plan Assets Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Millions		Sep. 30, 2018	Sep. 30, 2017
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at NAV		$ 2,191.6	$ 2,378.7
Fair Value, Measurements, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		5,271.4	5,522.6
Defined Benefit Plan, Fair Value of Plan Assets, Excluding Net Asset Value Investments		3,079.8	3,143.9
Assets measured at NAV	[1]	2,191.6	2,378.7
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Excluding Net Asset Value Investments		480.4	504.6
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Excluding Net Asset Value Investments		2,599.4	2,639.3
Fair Value, Measurements, Recurring [Member] | US Equity Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	165.5	136.7
Fair Value, Measurements, Recurring [Member] | US Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	165.5	136.6
Fair Value, Measurements, Recurring [Member] | US Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]		0.1
Fair Value, Measurements, Recurring [Member] | Non US Equity Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	8.2	40.0
Fair Value, Measurements, Recurring [Member] | Non US Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	8.2	40.0
Fair Value, Measurements, Recurring [Member] | Non-US government securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	127.5	130.0
Fair Value, Measurements, Recurring [Member] | Non-US government securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	127.5	130.0
Fair Value, Measurements, Recurring [Member] | US Corporate Bonds [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	1,493.6	1,515.4
Fair Value, Measurements, Recurring [Member] | US Corporate Bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	108.4	92.3
Fair Value, Measurements, Recurring [Member] | US Corporate Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	1,385.2	1,423.1
Fair Value, Measurements, Recurring [Member] | Non-US corporate bonds [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	380.8	373.7
Fair Value, Measurements, Recurring [Member] | Non-US corporate bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	49.3	51.1
Fair Value, Measurements, Recurring [Member] | Non-US corporate bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	331.5	322.6
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]		0.1
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]		0.1
Fair Value, Measurements, Recurring [Member] | Other Fixed Income Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[4]	319.4	311.4
Fair Value, Measurements, Recurring [Member] | Other Fixed Income Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[4]	319.4	311.4
Fair Value, Measurements, Recurring [Member] | Short-term Investments [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[5]	149.0	184.6
Fair Value, Measurements, Recurring [Member] | Short-term Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[5]	149.0	184.6
Fair Value, Measurements, Recurring [Member] | US Government Debt Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[6]	435.8	452.0
Fair Value, Measurements, Recurring [Member] | US Government Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[6]	$ 435.8	$ 452.0

[1]	Investments that are measured at net asset value (“NAV”) (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.
[2]	Equity securities are comprised of the following investment types: (i) common stock, (ii) preferred stock and (iii) equity exchange traded funds. Level 1 investments in common and preferred stocks and exchange traded funds are valued using quoted market prices multiplied by the number of shares owned.
[3]	The level 1 non-U.S. government securities investment is an exchange traded fund valued using quoted market prices. The level 1 U.S. corporate bonds category is primarily comprised of U.S. dollar denominated investment grade securities and valued using quoted market prices. Level 2 investments are valued utilizing a market approach that includes various valuation techniques and sources such as value generation models, broker quotes in active and non-active markets, benchmark yields and securities, reported trades, issuer spreads, and/or other applicable reference data.
[4]	Other fixed income is comprised of municipal and asset-backed securities. Investments are valued utilizing a market approach that includes various valuation techniques and sources, such as broker quotes in active and non-active markets, benchmark yields and securities, reported trades, issuer spreads and/or other applicable reference data.
[5]	Short-term investments are valued at $1.00/unit, which approximates fair value. Amounts are generally invested in interest-bearing accounts.
[6]	U.S. government securities include treasury and agency debt. These investments are valued using broker quotes in an active market.